Offsets	Oct. 10, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	S-4
File Number	333-290810
Initial Filing Date	Oct. 10, 2025
Fee Offset Claimed	$ 137,860.11
Explanation for Claimed Amount	Previously paid with Registration Statement on Form S-4 (No. 333-290810), filed by Millrose Properties, Inc. with the U.S. Securities and Exchange Commission on October 10, 2025, in connection with the transaction reported hereby.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Millrose Properties, Inc.
Form or Filing Type	S-4
File Number	333-290810
Filing Date	Oct. 10, 2025
Fee Paid with Fee Offset Source	$ 137,860.11
Offset Note	Previously paid with Registration Statement on Form S-4 (No. 333-290810), filed by Millrose Properties, Inc. with the U.S. Securities and Exchange Commission on October 10, 2025, in connection with the transaction reported hereby.